Expense By Nature - Summary of Employee Benefit Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	¥ 10,163,216	¥ 11,681,753	¥ 10,764,239
Other social security costs, housing benefits and other employee benefits	3,293,366	3,157,771	2,787,803
Pension costs – defined contribution plans	1,577,818	1,430,074	427,917
Share-based payment	45,919	133,395	165,248
Employee benefits expense	¥ 15,080,319	¥ 16,402,993	¥ 14,145,207